12. Net Loss per Common Share	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Net Loss per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding plus dilutive common stock equivalents outstanding during the period. Common stock equivalents are excluded for the three and nine month periods ended September 30, 2013 and 2012, respectively, since the effect is anti-dilutive due to the Company’s net losses. Common stock equivalents include stock options and warrants.

Basic weighted average common shares outstanding, and the potentially dilutive securities excluded from loss per share computations because they are anti-dilutive, are as follows as of September 30, 2013 and 2012, respectively:

	Three Month Period Ended		Nine Month Period Ended
	September 30,		September 30,
	2013	2012	2013	2012
Basic and diluted weighted average common stock shares outstanding	70,106,312	69,679,854	70,005,207	69,679,854
Potentially dilutive securities excluded from loss per share computations:
Common stock options	19,743,747	20,248,227	19,743,747	20,248,227
Common stock purchase warrants	7,406,250	7,718,750	7,406,250	7,718,750